Operating expenses (Tables)	6 Months Ended
Dec. 31, 2018
Operating expenses
Schedule of operating expenses

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	2017 £’000	2018 £’000	2017 £’000
Employee benefit expenses	(77,903)	(69,676)	(154,946)	(139,561)
Depreciation - property, plant and equipment (note 14)	(2,938)	(2,722)	(5,715)	(5,264)
Depreciation - investment property (note 15)	(32)	(33)	(64)	(65)
Amortization (note 16)	(33,440)	(37,335)	(68,571)	(73,389)
Other operating expenses	(26,357)	(26,486)	(54,954)	(61,009)
Exceptional items (note 8)	(19,599)	—	(19,599)	—

	(160,269)	(136,252)	(303,849)	(279,288)